INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials	$ 24,218	$ 15,439
Work-in-progress	1,422	726
Finished goods	69,839	64,047
Inventories	$ 95,479	$ 80,212